Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000264391 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000264391 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264391 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264391 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000264391 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000264391 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000264391 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000264391 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000264391 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000264391 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000247983 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000247983 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000247983 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247983 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247983 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247983 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000247983 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247983 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000247983 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000247983 | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%